Shareholder Report, Holdings (Details)	Jan. 31, 2025
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Core Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
PGIM Core Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Core Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
PGIM Core Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Core Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Core Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Core Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Core Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
PGIM Core Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Core Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
PGIM Core Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Core Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Core Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Core Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Core Bond Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
PGIM Core Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Core Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
PGIM Core Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Core Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Core Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Core Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Core Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
PGIM Core Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Core Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
PGIM Core Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Core Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Core Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Core Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Core Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.90%
PGIM Core Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Core Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
PGIM Core Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Core Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Core Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Core Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Corporate Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Corporate Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM Corporate Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
PGIM Corporate Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Corporate Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Corporate Bond Fund Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Corporate Bond Fund Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM Corporate Bond Fund Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
PGIM Corporate Bond Fund Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Corporate Bond Fund Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond Fund Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Corporate Bond Fund Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Corporate Bond Fund Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM Corporate Bond Fund Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
PGIM Corporate Bond Fund Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Corporate Bond Fund Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond Fund Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Corporate Bond Fund Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Corporate Bond Fund Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM Corporate Bond Fund Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
PGIM Corporate Bond Fund Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Corporate Bond Fund Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond Fund Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Corporate Bond Fund Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Corporate Bond Fund Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM Corporate Bond Fund Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
PGIM Corporate Bond Fund Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Corporate Bond Fund Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond Fund Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets